Loans and Notes Payable (Details Narrative) (10-K) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Directors and Officer [Member]
Loans payable	$ 49,920	$ 51,867	$ 54,753